(33) INSURANCE (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfInsuranceLineItems [Line Items]
Principal insurance policies	R$ 9,196,463
Transport Policies [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	National and international transport
Principal insurance policies	R$ 700,408
Stored Materials [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Fire, lightning, explosion and robbery
Principal insurance policies
Automobiles [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Comprehensive cover
Principal insurance policies	R$ 3,396
Civil Liability [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Electric energy distributors, enviroment risks and others
Principal insurance policies	R$ 255,000
Personnel [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Group life and personal accidents
Principal insurance policies	R$ 877,387
Concession Financial Asset / Intangible Assets Policies [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Fire, lightning, explosion, machinery breakdown, electrical damage and engineering risk
Principal insurance policies	R$ 3,054,310
Others [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Civil liability of administrators and others
Principal insurance policies	R$ 310,237
Warranties [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Insurance guarantee
Principal insurance policies	R$ 3,995,725